Property, equipment, intangible assets and leases - Summary of intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 844,182	R$ 820,975	R$ 713,562
Additions	130,219	82,412	217,569
Business combinations	1,690,160	60,037	70,598
Write-offs	(30,200)	(19,626)	(17,211)
Transfers	0	0	(5)
Foreign exchange	1,494	(3,987)	(426)
Amortization in the year	(133,810)	(95,629)	(163,112)
Ending balance	2,502,045	844,182	820,975
Software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	88,339	152,332	115,153
Additions	22,387	13,655	146,761
Business combinations	46,916	0	1,734
Write-offs	(4,945)	(7,337)	(13,536)
Transfers	77,964	10,125	51,994
Foreign exchange	0	(3,986)	(971)
Amortization in the year	(71,680)	(76,450)	(148,803)
Ending balance	158,981	88,339	152,332
Goodwill
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	595,222	542,745	474,366
Additions	0	0	0
Business combinations	1,257,605	60,037	68,379
Write-offs	(19,420)	(156)	0
Transfers	0	(7,404)	0
Foreign exchange	0	0	0
Amortization in the year	0	0	0
Ending balance	1,833,407	595,222	542,745
Customer list
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	61,504	92,489	58,285
Additions	58,692	13,000	40,000
Business combinations	355,730	0	0
Write-offs	0	(12,133)	0
Transfers	(7,876)	(21,189)	0
Foreign exchange	0	0	0
Amortization in the year	(35,076)	(10,663)	(5,796)
Ending balance	432,974	61,504	92,489
Trademarks
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,540	2,567	10,748
Additions	0	0	0
Business combinations	29,909	0	485
Write-offs	(3,113)	0	(1,000)
Transfers	7,090	18,468	485
Foreign exchange	0	0	341
Amortization in the year	(11,468)	(8,495)	(8,492)
Ending balance	34,958	12,540	2,567
Other intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	86,577	30,842	55,010
Additions	49,140	55,757	30,808
Business combinations	0	0	0
Write-offs	(2,722)	0	(2,675)
Transfers	(77,178)	0	(52,484)
Foreign exchange	1,494	(1)	204
Amortization in the year	(15,586)	(21)	(21)
Ending balance	41,725	86,577	30,842
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,124,343	1,082,314
Ending balance	2,784,476	1,124,343	1,082,314
Cost | Software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	276,195	303,724
Ending balance	302,560	276,195	303,724
Cost | Goodwill
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	595,222	542,745
Ending balance	1,833,407	595,222	542,745
Cost | Customer list
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	141,252	116,050
Ending balance	555,674	141,252	116,050
Cost | Trademarks
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,000	88,877
Ending balance	51,110	25,000	88,877
Cost | Other intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	86,674	30,918
Ending balance	41,725	86,674	30,918
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(280,161)	(261,339)
Ending balance	(282,431)	(280,161)	(261,339)
Accumulated amortization | Software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(187,856)	(151,392)
Ending balance	(143,579)	(187,856)	(151,392)
Accumulated amortization | Goodwill
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Ending balance	0	0	0
Accumulated amortization | Customer list
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(79,748)	(23,561)
Ending balance	(122,700)	(79,748)	(23,561)
Accumulated amortization | Trademarks
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(12,460)	(86,310)
Ending balance	(16,152)	(12,460)	(86,310)
Accumulated amortization | Other intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(97)	(76)
Ending balance	R$ 0	R$ (97)	R$ (76)